Long-Term Debt - Senior Credit Facility (Details) - USD ($) $ in Thousands	Nov. 23, 2020	Jul. 10, 2020	Nov. 30, 2017	Apr. 04, 2021	Jan. 03, 2021	Jun. 28, 2020	Dec. 29, 2019
Line of Credit Facility [Line Items]
Outstanding revolving credit borrowings					$ 0		$ 75,000
Revolving Credit
Line of Credit Facility [Line Items]
Outstanding revolving credit borrowings							$ 75,000
Remaining borrowing capacity					$ 10,000
Revolving Credit | November 2017 Senior Credit Facility
Line of Credit Facility [Line Items]
Senior credit facility, issuance date			Nov. 30, 2017
Senior credit facility, maximum borrowing capacity			$ 150,000
Senior credit facility, maturity date			Nov. 30, 2022
Revolving Credit | November 2017 Senior Credit Facility | Maximum
Line of Credit Facility [Line Items]
Senior credit facility, potential incremental increase			$ 50,000
Commitment fee margin			0.35%
Revolving Credit | November 2017 Senior Credit Facility | Maximum | Alternative Base Rate
Line of Credit Facility [Line Items]
Applicable margin			1.50%
Revolving Credit | November 2017 Senior Credit Facility | Maximum | LIBOR
Line of Credit Facility [Line Items]
Applicable margin			2.50%
Revolving Credit | November 2017 Senior Credit Facility | Minimum
Line of Credit Facility [Line Items]
Commitment fee margin			0.25%
Revolving Credit | November 2017 Senior Credit Facility | Minimum | Alternative Base Rate
Line of Credit Facility [Line Items]
Applicable margin			0.75%
Revolving Credit | November 2017 Senior Credit Facility | Minimum | LIBOR
Line of Credit Facility [Line Items]
Applicable margin			1.75%
Revolving Credit | November 2020 Senior Credit Facility
Line of Credit Facility [Line Items]
Commitment fee margin	0.50%
Cross default provision, minimum debt principal amount	$ 5,000
Revolving Credit | November 2020 Senior Credit Facility | Maximum
Line of Credit Facility [Line Items]
Senior credit facility, maximum borrowing capacity	$ 10,000
Revolving Credit | July 2020 Senior Credit Facility [Member]
Line of Credit Facility [Line Items]
Senior credit facility, issuance date		Jul. 10, 2020
Senior credit facility, maximum borrowing capacity						$ 150,000
Senior credit facility, maturity date	Nov. 23, 2020	Nov. 30, 2022
Commitment fee margin		0.50%
Line Of Credit Facility Decrease In Maximum Borrowing Capacity		$ 30,000
Revolving Credit | July 2020 Senior Credit Facility [Member] | Forecast
Line of Credit Facility [Line Items]
Senior credit facility, maximum borrowing capacity				$ 95,000
Revolving Credit | July 2020 Senior Credit Facility [Member] | Alternative Base Rate
Line of Credit Facility [Line Items]
Applicable margin		4.00%
Revolving Credit | July 2020 Senior Credit Facility [Member] | LIBOR
Line of Credit Facility [Line Items]
Applicable margin		5.00%
Revolving Credit | July 2020 Senior Credit Facility [Member] | Minimum | Alternative Base Rate
Line of Credit Facility [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate		2.00%
Revolving Credit | July 2020 Senior Credit Facility [Member] | Minimum | LIBOR
Line of Credit Facility [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate		1.00%
Letters of Credit | November 2017 Senior Credit Facility
Line of Credit Facility [Line Items]
Senior credit facility, maximum borrowing capacity			$ 15,000
Secured Debt | November 2020 Senior Credit Facility
Line of Credit Facility [Line Items]
Senior credit facility, issuance date	Nov. 23, 2020
Senior credit facility, maturity date	Nov. 23, 2025
Senior credit facility, potential incremental increase	$ 37,500
Secured Debt | November 2020 Senior Credit Facility | Alternative Base Rate
Line of Credit Facility [Line Items]
Applicable margin	6.75%
Secured Debt | November 2020 Senior Credit Facility | LIBOR
Line of Credit Facility [Line Items]
Applicable margin	7.75%
Secured Debt | November 2020 Senior Credit Facility | Minimum | Alternative Base Rate
Line of Credit Facility [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	2.00%
Secured Debt | November 2020 Senior Credit Facility | Minimum | LIBOR
Line of Credit Facility [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	1.00%